Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000257945 [Member]
Shareholder Report [Line Items]
Fund Name	MC Trio Equity Buffered ETF
Class Name	MC Trio Equity Buffered ETF
Trading Symbol	TRIO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MC Trio Equity Buffered ETF (the “Fund”) for the period of March 5, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mctrio.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://mctrio.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.70%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.70%
Net Assets	$ 102,984,036
Holdings Count | holding	13
Advisory Fees Paid, Amount	$ 268,508
Investment Company, Portfolio Turnover	0.00%